Financial Risks Management - Sensitivity of Group's Cash and Cash Equivalents and Expenses to Variation 10% of US Dollar against Euro (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) $ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€) $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€) $ / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 258,756,000	€ 258,756,000	€ 258,756,000		€ 171,029,000	€ 171,029,000	€ 171,029,000		€ 276,748,000	€ 276,748,000	€ 276,748,000		$ 81,713,000	$ 111,221,000	$ 153,438,000	€ 207,240,000
Expenses | $				$ 12,566,000				$ 47,277,000				$ 40,355,000
Euros equivalent to US dollar	0.8829	1	0.84542	1.13261	0.8149	1	0.87755	1.2271	0.8902	1	0.89341	1.1234
10% Increase (Decrease) in US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 72,146,000	€ 72,146,000	€ 72,146,000		€ 90,637,000	€ 90,637,000	€ 90,637,000		€ 136,582,000	€ 136,582,000	€ 136,582,000
Expenses		11,095,000				38,528,000				35,922,000
10% Increase of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	80,163,000	80,163,000	80,163,000		100,708,000	100,708,000	100,708,000		151,758,000	151,758,000	151,758,000
Expenses		12,328,000				42,808,000				39,914,000
10% Decrease of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 65,588,000	65,588,000	€ 65,588,000		€ 82,398,000	82,398,000	€ 82,398,000		€ 124,166,000	124,166,000	€ 124,166,000
Expenses		€ 10,086,000				€ 35,025,000				€ 32,657,000